Earnings per share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Weighted average number of shares used in computing basic earnings per share (in shares)	32,830,804	32,502,323	32,694,617	32,409,491
Weighted average number of shares used in computing diluted earnings per share (in shares)	32,830,804	32,502,323	32,694,617	33,176,481